Significant accounting policies (Details) - PELICAN ACQUISITION CORPORATION	12 Months Ended
Jan. 31, 2026 USD ($) shares
Ordinary shares subject to possible redemption, shares | shares	8,625,000
Ordinary shares subject to possible redemption, amount	$ 86,250,000
Proceeds allocated to Public Rights	(1,380,000)
Proceeds allocated to over-allotment option	104,039
Issuance of Common Stock	(2,592,985)
Remeasurement of carrying value to redemption value	$ 6,213,720
Ordinary shares subject to possible redemption, shares | shares	8,625,000
Ordinary shares subject to possible redemption, amount	$ 88,594,774